Interest and Finance Costs, net	12 Months Ended
Dec. 31, 2024
Interest And Finance Costs Net
Interest and Finance Costs, net

7. Interest and Finance Costs, net

	2024	2023	2022
Interest expense	121,574	106,727	56,673
Less: Interest capitalized	(8,273)	(4,923)	(1,219)
Interest expense, net	113,301	101,804	55,454
Interest expense on redeemable preferred shares	—	791	—
Bunker and other commodities swaps, put and call options cash settlements	(1,376)	288	(9,912)
Amortization of deferred finance costs	3,626	3,623	4,052
Bank charges	107	237	410
Discount of long-term receivables	—	—	350
Amortization of deferred gain on termination of financial instruments	(3,596)	(5,265)	(618)
Change in fair value of non-hedging financial instruments	89	(657)	517
Net total	112,151	100,821	50,253

Interest and finance costs were $121,574, $106,727 and $56,673 for the years ended December 31, 2024, 2023 and 2022, respectively.

Capitalized interest is based on expenditure incurred to date on vessels under construction. Capitalized interest amounted to $8,273, $4,923 and $1,219 for the years ended December 31, 2024, 2023 and 2022, respectively.

During 2022, the Company discontinued ten of its cash flow hedge interest rate swaps through early termination agreements. The Company considered the forecasted transactions as still probable for seven of those interest rate swaps, and presented the amount received in Accumulated other comprehensive income. Respective amounts are amortized into Company’s earnings until the expiry date of each interest rate swap. During 2024, 2023 and 2022, amortization of deferred gain on termination of hedging interest rate swaps amounted to $3,596 (positive) $5,265 (positive) and $618 (positive), respectively. For the remaining three discontinued hedging interest rate swaps, the forecasted transactions were assessed as not probable to occur. Two out of the three hedges were de-designated as hedging swaps concurrent with their termination, while the third one was terminated later in 2022. The accumulated other comprehensive income corresponding to these interest rate swaps upon de-designation amounting to $3,135 (positive) were immediately classified into earnings during 2022. Following the de-designation, the change in the fair value of the one discontinued cash flow hedge and up to its termination, has been included in change in fair value of non-hedging financial instruments and amounted to $1,472 (positive) during 2022.

At December 31, 2024 and 2023, the Company held one floating-to-fixed interest rate swap with a major financial institution maturing March 2028, on which it pays fixed rate of 3.82% and receives floating rates based on the six-month SOFR. The interest rate swap agreement was designated and qualified as a non-hedging interest rate swap and its change in fair value has been included in the change in fair value of non-hedging financial instruments. The fair value of this swap agreement was $266 (positive) and $122 (positive) at December 31, 2024, and 2023, respectively. The change in fair value amounted to $144 (positive) and 122 (positive) for the years ended December 31, 2024 and 2023, respectively and has been included in the change in fair value of non-hedging financial instruments. At December 31, 2022, the Company was committed to one floating-to-fixed interest rate swap with major financial institution which matured in April 2023. The interest rate swap agreement was designated and qualified as cash flow hedge, to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts.

During 2024, the Company entered into thirteen bunker swap agreements and six other commodities swap agreements, in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the EU Allowances exposure, respectively, with maturity dates between July 2024 through December 2025 For the year ended December 31, 2024, the total net cash received for those agreements amounted to $1,376. As at December 31, 2024, the Company held five bunker swap agreements and three EUAs swap agreements. During 2023, the Company entered into eight bunker swap agreements and two EUAs swap agreements. On December 19, 2023, the two EUAs swap agreements expired, and the Company paid $288. During 2022, the Company entered into early termination agreements of all its bunker swap agreements. Total cash received from those swap terminations amounted to $9,912. The fair value of bunker swap agreements EUAs emission swap agreements at December 31, 2024 and 2023, was $302 (positive) and $535 (positive), respectively. The change in the fair values for the years ended December 31, 2024, 2023 and 2022 was $233 (negative), $535 (positive) and $1,989 (negative), respectively.

On May 30, 2023, the Company announced the redemption of 3,517,061 Series D Cumulative Redeemable Perpetual Preferred Shares along with accrued dividends. Upon declaration, Series D Preferred Shares were re-classified from equity to current liabilities and any accrued dividends of the period, amounting to $791, were recognized as interest expense.

During 2024, 2023 and 2022, the Company has written-off unamortized deferred finance costs of $202, $430, and $1,195, respectively, according to debt extinguishment guidance of ASC 470-50, included in Amortization of deferred finance costs in the above table.

During 2024, 2023 and 2022, the Company recognized a discount on its lease liability (Note 3) amounting to $nil, $nil and $350, respectively.